Credit Risk - Summary of Other Segments Exposures by Geographical Distribution (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 95,156	£ 80,918
Corporate and commercial banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,680	24,224
Corporate and commercial banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,446	13,254
Corporate and commercial banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,152	6,057
Corporate and commercial banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,082	4,913
Corporate and investment banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,347	14,565
Corporate and investment banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,886	12,646
Corporate and investment banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,461	1,919
Corporate centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	58,129	42,129
Corporate centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,817	4,060
Corporate centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	712	857
Corporate centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50,962	34,400
Corporate centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,482	2,572
Corporate centre | Legacy Portfolios in Run-Off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	156	240
UK | Corporate and commercial banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,632	24,139
UK | Corporate and commercial banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,399	13,169
UK | Corporate and commercial banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,151	6,057
UK | Corporate and commercial banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,082	4,913
UK | Corporate and investment banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,456	11,269
UK | Corporate and investment banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,814	10,665
UK | Corporate and investment banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	642	604
UK | Corporate centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50,484	34,216
UK | Corporate centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,817	4,060
UK | Corporate centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	301	329
UK | Corporate centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44,624	27,987
UK | Corporate centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,683	1,710
UK | Corporate centre | Legacy Portfolios in Run-Off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	59	130
Europe [member] | Corporate and commercial banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	47	84
Europe [member] | Corporate and commercial banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	47	84
Europe [member] | Corporate and commercial banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe [member] | Corporate and commercial banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe [member] | Corporate and investment banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,487	2,763
Europe [member] | Corporate and investment banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,052	1,922
Europe [member] | Corporate and investment banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	435	841
Europe [member] | Corporate centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,680	2,695
Europe [member] | Corporate centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe [member] | Corporate centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	365	335
Europe [member] | Corporate centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,516	1,549
Europe [member] | Corporate centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	799	811
Europe [member] | Corporate centre | Legacy Portfolios in Run-Off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate and commercial banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate and commercial banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate and commercial banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate and commercial banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate and investment banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	130	171
US | Corporate and investment banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	2
US | Corporate and investment banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	130	169
US | Corporate centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	855	1,013
US | Corporate centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6	157
US | Corporate centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	849	856
US | Corporate centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate centre | Legacy Portfolios in Run-Off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest Of World [member] | Corporate and commercial banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	1
Rest Of World [member] | Corporate and commercial banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Rest Of World [member] | Corporate and commercial banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	0
Rest Of World [member] | Corporate and commercial banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest Of World [member] | Corporate and investment banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	274	362
Rest Of World [member] | Corporate and investment banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20	57
Rest Of World [member] | Corporate and investment banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	254	305
Rest Of World [member] | Corporate centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,110	4,205
Rest Of World [member] | Corporate centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest Of World [member] | Corporate centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	40	36
Rest Of World [member] | Corporate centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,973	4,008
Rest Of World [member] | Corporate centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	51
Rest Of World [member] | Corporate centre | Legacy Portfolios in Run-Off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 97	£ 110